Note 14 - Segments	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Segment Reporting [Text Block]
14.	SEGMENTS

During the first quarter of 2026, the Company implemented a change in its internal organizational and reporting structure to better align management reporting with customer end markets. As a result, effective  March 31, 2026, the Company updated the reportable segment view used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and allocate resources. The CODM has not changed.

Following this change, the Company has two reportable segments: (i) Aerospace, Defense & Rugged Solutions and (ii) Industrial Technology & Data Solutions. The segment information for the years ended December 31, 2025, 2024 and 2023 have been recast to conform to the change in presentation of the reportable segments that occurred during the quarter ended March 31, 2026. Accordingly, prior-year segment amounts have been recast for comparability to conform to the current period presentation. The Aerospace, Defense & Rugged Solutions segment primarily includes the Company’s legacy Connectivity Solutions business and Enercon operations. The Industrial Technology & Data Solutions segment primarily includes the Company’s legacy Power Solutions and Protection and Magnetic Solutions operations. These segment descriptions reflect how results are reviewed by the CODM.

There are no intercompany sales between segments.

On a quarterly basis, the Company’s CODM, the Chief Executive Officer, evaluates segment performance using gross profit (a U.S. GAAP measure), which the Company has determined to be its measure of segment profit or loss under ASC 280, as amended by ASU 2023-07. The CODM uses segment gross profit to make commercial and operational decisions and to evaluate capital deployment opportunities. The CODM’s quarterly reporting package also includes segment revenues and cost of sales to arrive at gross profit; cost of sales is a significant segment expense and is therefore included in the segment financial data tables below.

The following is a summary of key financial data for each of the three years ended December 31, 2025, 2024 and 2023.

	Year Ended December 31, 2025
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Total

Net sales	$368,862	$306,593	$675,455
Cost of sales	217,780	191,617	409,397
Segment gross profit	151,082	114,976	266,058
Segment gross profit %	41.0%	37.5%	39.4%
Corporate and other			(1,640)
Total consolidated gross profit			264,418
Gross profit %			39.1%
Research and development costs			30,867
Selling, general and administrative expenses			125,828
Restructuring credits			(677)
Gain on sale of properties			(5,701)
Earnout liability adjustment			3,105
Interest expense			14,751
Interest income			(1,035)
Impairment of equity method investment and related party notes			13,087
Other income, net			(10,857)
Earnings before provision for income taxes			$95,050

	Year Ended December 31, 2024
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Total

Net sales	$241,188	$293,604	$534,792
Cost of sales	150,799	180,650	331,449
Segment gross profit	90,389	112,954	203,343
Segment gross profit %	37.5%	38.5%	38.0%
Corporate and other			(985)
Total consolidated gross profit			202,358
Gross profit %			37.8%
Research and development costs			23,586
Selling, general and administrative expenses			110,616
Impairment of CUI tradename			400
Restructuring charges			3,459
Interest expense			4,078
Interest income			(4,754)
Other income, net			3,165
Earnings before provision for income taxes			$61,808

	Year Ended December 31, 2023
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Total

Net sales	$210,572	$429,241	$639,813
Cost of sales	138,541	284,186	422,727
Segment gross profit	72,031	145,055	217,086
Segment gross profit %	34.2%	33.8%	33.9%
Corporate and other			(1,237)
Total consolidated gross profit			215,849
Gross profit %			33.7%
Research and development costs			22,487
Selling, general and administrative expenses			99,091
Restructuring charges			10,114
Gain on sale of properties			(3,819)
Gain on sale of Czech Republic business			(980)
Interest expense			2,850
Interest income			(1,697)
Other income, net			4,503
Earnings before provision for income taxes			$83,300

	Year Ended December 31, 2025
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Reportable segment total	Corporate and other	Consolidated

Total Assets	$654,461	$216,733	$871,194	$64,006	$935,200
Capital Expenditures	7,321	4,556	11,877	125	12,002
Depreciation and Amortization Expense	19,692	6,324	26,016	576	26,592
Interest Expense	210	56	266	14,485	14,751

	Year Ended December 31, 2024
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Reportable segment total	Corporate and other	Consolidated

Total Assets	$642,715	$240,274	$882,989	$66,800	$949,789
Capital Expenditures	7,744	5,891	13,635	473	14,108
Depreciation and Amortization Expense	9,099	6,857	15,956	501	16,457
Interest Expense	360	85	445	3,633	4,078

	Year Ended December 31, 2023
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Reportable segment total	Corporate and other	Consolidated

Total Assets	$197,045	$269,968	$467,013	$104,618	$571,631
Capital Expenditures	7,384	4,723	12,107	19	12,126
Depreciation and Amortization Expense	6,152	6,375	12,526	786	13,312
Interest Expense	-	-	-	2,850	2,850

Entity-Wide Information

The following is a summary of entity-wide information related to the Company's net sales to external customers by geographic area and by major product line. Such information attributes net sales based on markets where revenues are reported.

	Years Ended December 31,
	2025	2024	2023
Net Sales by Geographic Location:
United States	$447,367	$362,118	$447,793
People's Republic of China (PRC)	52,323	23,394	43,109
Macao	-	25,130	35,026
United Kingdom	37,071	35,915	25,648
Slovakia	32,172	33,228	35,555
Germany	14,717	15,268	17,327
India	8,846	10,635	15,365
Switzerland	15,747	15,594	11,237
Israel	62,348	8,227	-
All other foreign countries	4,864	5,283	8,753
Consolidated net sales	675,455	534,792	639,813

Net Sales by Major Product Line:
Aerospace, Defense & Rugged Solutions	$368,862	$241,188	$210,572
Industrial Technology & Data Solutions	306,593	293,604	429,241
Consolidated net sales	$675,455	$534,792	$639,813

The following is a summary of long-lived assets by geographic area as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Long-lived Assets by Geographic Location:
United States	$50,836	$40,840
People's Republic of China (PRC)	13,701	23,942
Slovakia	6,666	6,553
Israel	3,687	4,125
United Kingdom	3,314	3,001
All other foreign countries	3,737	4,057
Consolidated long-lived assets	$81,941	$82,518

Long-lived assets consist of property, plant and equipment, net and other assets of the Company that are identified with the operations of each geographic area.

The territory of Hong Kong became a Special Administrative Region ("SAR") of the PRC in the middle of 1997. The territory of Macao became a SAR of the PRC at the end of 1999. Management cannot presently predict what future impact the current status of these territories, along with evolving political landscape in the region, will have on the Company, if any, or how the political climate in the PRC will affect the Company's contractual arrangements in the PRC (including risks arising out of any changes in governmental and economic policy, such as increased or new tariffs, and current or additional trade restrictions, and the potential for adverse developments arising out of any political or economic instability related to Hong Kong or Taiwan). A significant portion of the Company's manufacturing operations and approximately 32.0% of its identifiable assets are located in Asia.

Net Sales to Major Customers

The Company had no direct customers whose net sales represented in excess of ten percent of the Company's consolidated net sales in 2025, 2024 or 2023.